Breakdown Of Covid 19 Related Measures by Stages (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Legislative and non-legislative moratoria [Member] | Gross Carrying Amount [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	€ 4,779	€ 5,381
Stage 2	1,233	1,288
Stage 3	669	698
Total exposure in light of COVID-19	6,681	7,368
Legislative and non-legislative moratoria [Member] | Expected Credit Losses [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	(7)	(10)
Stage 2	(25)	(30)
Stage 3	(167)	(162)
Total exposure in light of COVID-19	(199)	(202)
COVID-19 related forbearance measures [Member] | Gross Carrying Amount [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	2,674	3,330
Stage 2	2,091	2,602
Stage 3	698	965
Total exposure in light of COVID-19	5,463	6,897
COVID-19 related forbearance measures [Member] | Expected Credit Losses [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	(5)	(6)
Stage 2	(23)	(31)
Stage 3	(69)	(122)
Total exposure in light of COVID-19	(98)	(158)
Public guarantee schemes [Member] | Gross Carrying Amount [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	2,919	3,079
Stage 2	963	770
Stage 3	129	103
Total exposure in light of COVID-19	4,011	3,952
Public guarantee schemes [Member] | Expected Credit Losses [Member]
Breakdown of COVID-19 related measures by stages [Line Items]
Stage 1	(3)	(2)
Stage 2	(9)	(9)
Stage 3	(24)	(14)
Total exposure in light of COVID-19	€ (36)	€ (25)